Research Collaboration Agreements	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Research Collaboration Agreements [Abstract]
Research Collaboration Agreements

(11) Research Collaboration Agreements

The Company has a number of research agreements with academic collaborators, including among others, TAMU, Noble, and the Institute of Crop Sciences of the Chinese Academy of Agricultural Sciences. In connection with these agreements, the Company receives certain exclusive options or licensing rights to technology and intellectual property developed under these agreements. The Company expenses amounts under these agreements to research and development expense in the period in which the services are rendered. The Company also licenses technology from third parties. Initial payments under these license agreements are capitalized and expensed on a straight-line basis over the license term.

Noble Agreement

In May 2006, the Company entered into a collaboration agreement with Noble to establish a research program. Under the Noble Agreement, the Company agreed to fund certain research activities undertaken by Noble in an amount up to $3,800 through July 31, 2012 and granted Noble a warrant to purchase 16,667 shares of the Company's common stock for an exercise price of $240.00 per share (see Note (9)). Additional projects may be added under the agreement, if agreed to by both parties.

Under the collaboration agreement, in August 2012 the Company agreed to fund certain research activities undertaken by Noble through July 31, 2013 and 2014 of $82.7 and $85.3 per year, respectively.

TAMU Agreement

In August 2007, the Company entered into a Sponsored Research and Intellectual Property Rights agreement with TAMU to establish a research program. Under the agreement, the Company agreed to fund certain research activities undertaken by TAMU in an amount up to $5,100 through 2012 and granted TAMU a warrant to purchase 8,333 shares of the Company's common stock for an exercise price of $240.00 per share (see Note (9)).

On September 24, 2011, the Company entered into an Amended and Restated Sponsored Research Agreement and the IP Rights Agreement with TAMU which both expire on September 23, 2026. The specific research projects and budgets undertaken pursuant to such agreement will be determined by an Executive Committee comprised of two members from each of TAMU and the Company as set forth in the Amended and Restated Sponsored Research Agreement. In December 2011, pursuant to the IP Rights Agreement, the Company issued warrants to TAMU to purchase 8,333 shares of common stock at an exercise price of $114.40 per share (see Note (9)).

Future minimum payments under the Company's research collaboration agreements as of May 31, 2015 are as follows:

Remaining three months of fiscal year 2015	$171
2016	544
2017	88
$803

(13) Research Collaboration Agreements

The Company has a number of research agreements with academic collaborators, including among others, TAMU, Noble, and the Institute of Crop Sciences of the Chinese Academy of Agricultural Sciences. In connection with these agreements, the Company receives certain exclusive options or licensing rights to technology and intellectual property developed under these agreements. The Company expenses amounts under these agreements to research and development expense in the period in which the services are rendered. The Company also licenses technology from third parties. Initial payments under these license agreements are capitalized and expensed on a straight-line basis over the license term.

Noble Agreement

In May 2006, the Company entered into a collaboration agreement with Noble to establish a research program. Under the Noble Agreement, the Company agreed to fund certain research activities undertaken by Noble in an amount up to $3,800 through July 31, 2012 and granted Noble a warrant to purchase 16,667 shares of the Company's common stock for an exercise price of $240.00 per share (see Note (9)). Additional projects may be added under the agreement, if agreed to by both parties.

Under the collaboration agreement, in August 2012 the Company agreed to fund certain research activities undertaken by Noble through July 31, 2013 and 2014 of $82.7 and $85.3 per year, respectively.

TAMU Agreement

In August 2007, the Company entered into a Sponsored Research and Intellectual Property Rights agreement with TAMU to establish a research program. Under the agreement, the Company agreed to fund certain research activities undertaken by TAMU in an amount up to $5,100 through 2012 and granted TAMU a warrant to purchase 8,333 shares of the Company's common stock for an exercise price of $240.00 per share (see Note (9)).

On September 24, 2011, the Company entered into an Amended and Restated Sponsored Research Agreement and an Amended and Restated Intellectual Property Rights Agreement (the “IP Rights Agreement”) with TAMU which both expire on September 23, 2026. The specific research projects and budgets undertaken pursuant to such agreement will be determined by an Executive Committee comprised of two members from each of TAMU and the Company as set forth in the Amended and Restated Sponsored Research Agreement. In December 2011, pursuant to the IP Rights Agreement, the Company issued warrants to TAMU to purchase 8,333 shares of common stock at an exercise price of $114.40 per share (see Note (9)).

At August 31, 2014, the future minimum payments under the Company's research collaboration agreements are as follows:

2015	$863
2016	694
2017	125
$1,682